As filed with the Securities and Exchange Commission on June 7, 2016
SECURITIES ACT FILE NO. 333-134551
INVESTMENT COMPANY ACT FILE NO. 811-21906

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |X|
Pre-Effective Amendment No.                                                     | |

Post Effective Amendment No. 444                                           |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               |X|

Amendment No. 447            |X|

(Check appropriate box or boxes)

CLAYMORE EXCHANGE-TRADED FUND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)

(312) 827-0100
Registrant's Telephone Number

AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Name and Address of Agent for Service)

Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
____X____ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

EXPLANATORY NOTE

This filing relates to the following series of the Registrant:

Guggenheim S&P Spin-Off ETF

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois on the 7th day of June, 2016.

CLAYMORE EXCHANGE-TRADED FUND TRUST

By: /s/ Donald C. Cacciapaglia
      -------------------------------------
      Donald C. Cacciapaglia
      Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE
*	Trustee	June 7, 2016
Randall C. Barnes

*	Trustee	June 7, 2016
Donald A. Chubb, Jr.

*	Trustee	June 7, 2016
Jerry B. Farley

*	Trustee	June 7, 2016
Roman Friedrich III

*	Trustee	June 7, 2016
Robert B. Karn III

*	Trustee	June 7, 2016
Ronald A. Nyberg

*	Trustee	June 7, 2016
Maynard F. Oliverius

*	Trustee	June 7, 2016
Ronald E. Toupin, Jr.

/s/ Donald C. Cacciapaglia	Trustee and	June 7, 2016
Donald C. Cacciapaglia	Chief Executive Officer

/s/ John L. Sullivan	Treasurer, Chief	June 7, 2016
John L. Sullivan	Financial Officer and
Chief Accounting Officer
*/s/ Mark E. Mathiasen		June 7, 2016
Mark E. Mathiasen
Attorney-In-Fact, pursuant to power of attorney

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase